Intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	£ 1,842.0	£ 2,018.4
Charge for the year		26.5	89.1		£ 6.0
Ending balance	[1]	1,468.8	1,842.0		2,018.4
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,180.1	4,040.6
Additions		43.2	60.4
Disposals		(44.4)	(38.2)
New acquisitions		3.5	40.3
Other movements		(1.4)	(4.5)	[2]
Exchange adjustments		(79.5)	81.5
Transfer to disposal group classified as held for sale		(1,094.9)
Ending balance		3,006.6	4,180.1		4,040.6
Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,338.1	2,022.2
Charge for the year		159.6	314.5
Disposals		(39.3)	(28.0)
Other movements		2.6	(1.9)
Exchange adjustments		(24.3)	31.3
Transfer to disposal group classified as held for sale		(898.9)
Ending balance		1,537.8	2,338.1		2,022.2
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,132.8	1,081.3
Ending balance		1,078.2	1,132.8		1,081.3
Brands with an indefinite useful life [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,132.8	1,081.3
Exchange adjustments		(41.4)	51.5
Ending balance		1,091.4	1,132.8		1,081.3
Brands with an indefinite useful life [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Charge for the year		13.2
Ending balance		13.2
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		594.8	829.1
Ending balance		323.6	594.8		829.1
Acquired intangibles [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,610.0	2,547.8
Disposals		(3.4)	(0.9)
New acquisitions		3.5	40.3
Other movements	[2]		2.9
Exchange adjustments		(28.2)	19.9
Transfer to disposal group classified as held for sale		(979.0)
Ending balance		1,602.9	2,610.0		2,547.8
Acquired intangibles [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,015.2	1,718.7
Charge for the year		116.8	275.8
Disposals		(1.6)	(0.7)
Exchange adjustments		(15.2)	21.4
Transfer to disposal group classified as held for sale		(835.9)
Ending balance		1,279.3	2,015.2		1,718.7
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		114.4	108.0
Ending balance		67.0	114.4		108.0
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		437.3	411.5
Additions		43.2	60.4
Disposals		(41.0)	(37.3)
Other movements		(1.4)	(7.4)	[2]
Exchange adjustments		(9.9)	10.1
Transfer to disposal group classified as held for sale		(115.9)
Ending balance		312.3	437.3		411.5
Other [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		322.9	303.5
Charge for the year		29.6	38.7
Disposals		(37.7)	(27.3)
Other movements		2.6	(1.9)
Exchange adjustments		(9.1)	9.9
Transfer to disposal group classified as held for sale		(63.0)
Ending balance		£ 245.3	£ 322.9		£ 303.5

[1]	Figures have been restated, as described in the accounting policies.
[2]	Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.